Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total	Contributed Surplus [member]	Retained Earnings [member]	Accumulated Other Comprehensive (Loss) on Fair Value through OCI Securities, net of taxes [member]	Accumulated Other Comprehensive (Loss) on Cash Flow Hedges, net of taxes [member]	Accumulated Other Comprehensive Income on Translation of Net Foreign Operations, net of taxes [member]	Accumulated Other Comprehensive Income on Pension and Other Employee Future Benefit Plans, net of taxes [member]	Accumulated Other Comprehensive Income on Own Credit Risk on Financial Liabilities Designated at Fair Value, net of taxes [member]	Total Accumulated Other Comprehensive Income [member]	Total Shareholders' Equity [member]	Non-controlling interest in subsidiaries [member]	Preferred Shares and Other Equity Instruments [member]	Common shares [member]
Balance at beginning of year at Oct. 31, 2022		$ 317	$ 45,117	$ (359)	$ (5,129)	$ 5,168	$ 944	$ 928				$ 6,308	$ 17,744
Statement [Line Items]
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan													1,609
Issued under the Stock Option Plan													61
Treasury shares sold													14
Issued to align capital position with increased regulatory requirements as announced by OSFI (Note 17)													3,360
Issued for acquisitions (Notes 10 and 17)											$ 16		153
Impact from accounting policy changes (Note 1)			(974)
Net income attributable to bank shareholders	$ 4,437		4,425
Dividends on preferred shares and distributions payable on other equity instruments (Note 17)			(331)
Dividends on common shares (Note 17)			(4,148)
Issued during the year												650
Stock option expense, net of options exercised (Note 21)		11
Net premium (discount) on sale of treasury shares		(2)	(10)
Gains (losses) on derivatives designated as cash flow hedges arising during the year (Note 8)	(1,292)				(1,292)
(Losses) on remeasurement of pension and other employee future benefit plans (Note 22)	(1)						(1)
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(291)							(291)
Unrealized gains (losses) on fair value through OCI debt securities arising during the year				(74)
Reclassification to earnings/goodwill of losses on derivatives designated as cash flow hedges during the year (Note 10)	973				973
Unrealized gains on translation of net foreign operations	1,399					1,399
Unrealized (losses) on hedges of net foreign operations	(373)					(373)
Equity issue expense			(73)
Net income attributable to non-controlling interest in subsidiaries	12										12
Reclassification to earnings of (gains) during the year	(31)			(31)
Other		2
Balance at end of year at Oct. 31, 2023	76,123	328	44,006	(464)	(5,448)	6,194	943	637	$ 1,862	$ 76,095	28	6,958	22,941
Statement [Line Items]
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan													905
Issued under the Stock Option Plan													74
Treasury shares sold													1
Net income attributable to bank shareholders	7,327		7,318
Dividends on preferred shares and distributions payable on other equity instruments (Note 17)			(386)
Dividends on common shares (Note 17)			(4,458)
Issued during the year												2,379
Stock option expense, net of options exercised (Note 21)		15
Net premium (discount) on sale of treasury shares		11
Gains (losses) on derivatives designated as cash flow hedges arising during the year (Note 8)	2,512				2,512
(Losses) on remeasurement of pension and other employee future benefit plans (Note 22)	(69)						(69)
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(633)							(633)
Unrealized gains (losses) on fair value through OCI debt securities arising during the year				217
Unrealized gains on fair value through OCI equity securities arising during the year				9
Redeemed during the year												(1,250)
Reclassification to earnings/goodwill of losses on derivatives designated as cash flow hedges during the year (Note 10)	1,417				1,417
Unrealized gains on translation of net foreign operations	287					287
Unrealized (losses) on hedges of net foreign operations	(100)					(100)
Equity issue expense			(11)
Net income attributable to non-controlling interest in subsidiaries	9										9
Reclassification to earnings of (gains) during the year	(83)			(83)
Dividends to non-controlling interest in subsidiaries											(3)
Other											2
Balance at end of year at Oct. 31, 2024	$ 84,286	$ 354	$ 46,469	$ (321)	$ (1,519)	$ 6,381	$ 874	$ 4	$ 5,419	$ 84,250	$ 36	$ 8,087	$ 23,921